22 Financial instruments - risk management (Details 4) - Liquidity Risk [Member] - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Up to 3 months [Member]
Disclosure of detailed information about financial instruments [line items]
Total	£ 2,582	£ 1,380	£ 6,681
Between 3 and 12 months [Member]
Disclosure of detailed information about financial instruments [line items]
Total	437	307	649
Between 1 and 2 years [Member]
Disclosure of detailed information about financial instruments [line items]
Total	555	485	2,698
Between 2 and 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Total	3,586	531	4,471
Over 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Total	3,317		47
Trade and other payables [Member] | Up to 3 months [Member]
Disclosure of detailed information about financial instruments [line items]
Total	2,503	1,311	6,502
Trade and other payables [Member] | Between 3 and 12 months [Member]
Disclosure of detailed information about financial instruments [line items]
Total
Trade and other payables [Member] | Between 1 and 2 years [Member]
Disclosure of detailed information about financial instruments [line items]
Total
Trade and other payables [Member] | Between 2 and 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Total
Trade and other payables [Member] | Over 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Total
Bank Loans [Member] | Up to 3 months [Member]
Disclosure of detailed information about financial instruments [line items]
Total		3	120
Bank Loans [Member] | Between 3 and 12 months [Member]
Disclosure of detailed information about financial instruments [line items]
Total		2	359
Bank Loans [Member] | Between 1 and 2 years [Member]
Disclosure of detailed information about financial instruments [line items]
Total			2,201
Bank Loans [Member] | Between 2 and 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Total			3,926
Bank Loans [Member] | Over 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Total
Lease Liabilities [Member] | Up to 3 months [Member]
Disclosure of detailed information about financial instruments [line items]
Total		22	16
Lease Liabilities [Member] | Between 3 and 12 months [Member]
Disclosure of detailed information about financial instruments [line items]
Total		65	25
Lease Liabilities [Member] | Between 1 and 2 years [Member]
Disclosure of detailed information about financial instruments [line items]
Total		79	30
Lease Liabilities [Member] | Between 2 and 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Total		117
Lease Liabilities [Member] | Over 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Total
Government and Research Loans [Member] | Up to 3 months [Member]
Disclosure of detailed information about financial instruments [line items]
Total		44	43
Government and Research Loans [Member] | Between 3 and 12 months [Member]
Disclosure of detailed information about financial instruments [line items]
Total	272	240	268
Government and Research Loans [Member] | Between 1 and 2 years [Member]
Disclosure of detailed information about financial instruments [line items]
Total	238	406	467
Government and Research Loans [Member] | Between 2 and 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Total	2,851	414	545
Government and Research Loans [Member] | Over 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Total	3,317		£ 47
Lease [Member] | Up to 3 months [Member]
Disclosure of detailed information about financial instruments [line items]
Total	79
Lease [Member] | Between 3 and 12 months [Member]
Disclosure of detailed information about financial instruments [line items]
Total	165
Lease [Member] | Between 1 and 2 years [Member]
Disclosure of detailed information about financial instruments [line items]
Total	317
Lease [Member] | Between 2 and 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Total	735
Lease [Member] | Over 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Total